Goodwill and Intangible Assets - Net - Summary of Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Goodwill [Line Items]
Goodwill, beginning balance	$ 944,298
Acquisitions	7,092
Goodwill, ending balance	951,390
Accumulated impairment losses	32,200	$ 32,200
Residential [Member]
Goodwill [Line Items]
Goodwill, beginning balance	903,909
Acquisitions	7,092
Goodwill, ending balance	911,001
Accumulated impairment losses
Commercial [Member]
Goodwill [Line Items]
Goodwill, beginning balance	40,389
Acquisitions
Goodwill, ending balance	40,389
Accumulated impairment losses	$ 32,200	$ 32,200